Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES:

Inventory is valued at the lower of cost or net realizable value. Costs include materials, labor, external service and manufacturing overhead.

The following table summarizes the Company’s inventories:

	December 31,
	2025	2024
Raw materials and parts	1,341	808
Finished goods	1,729	685
	3,070	1,493